Reverse Recapitalization - Schedule of Reverse Recapitalization to the Consolidated Statements of Cash Flows (Details) - USD ($)		6 Months Ended
	Feb. 13, 2025	Sep. 30, 2025
Schedule of Reverse Recapitalization to the Consolidated Statements of Cash Flows [Abstract]
Funds held in RFAC’s trust account	$ 499,932
Funds held in RFAC’s operating cash account	111,776
Proceeds from the Reverse Recapitalization	611,708	$ 600,000
Less: non-cash net deficit assumed from RFAC	(10,692,920)
Net deficit from issuance of ordinary shares upon the Reverse Recapitalization	$ (10,081,212)